Land Use Right, Net (Tables)	6 Months Ended
Mar. 31, 2023
Land Use Right, Net [Abstract]
Schedule of land Use Right, Net	Land use right, net, consisted of the following:
	March 31, 2023	September 30, 2022
Land use rights	$233,828	$225,798
Less: accumulated amortization	(67,352)	(62,585)
Land use right, net	$166,476	$163,213

Schedule of Estimated Future Amortization Expense for and Use Rights	Estimated future amortization expense for land use rights is as follows:
Years ending March 31,
2024	$5,083
2025	5,083
2026	5,083
2027	5,083
2028	5,083
Thereafter	141,061
$166,476